CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the period	$ (10)	$ 100	$ (11)	$ 157
Foreign currency translation adjustments:
-Arising in the period	3	1	7	2
Foreign currency translation adjustments	3	1	7	2
Effective portion of changes in fair value of cash flow hedges:
-New fair value adjustments into reserve	(33)	(49)	(59)	40
-Movement out of reserve to income statement	5		12
-Movement in deferred tax	3	15	5	7
Effective portion of changes in fair value of cash flow hedges	(25)	(34)	(42)	47
Items that will not be reclassified to income statement
Re-measurement of employee benefit obligations	(7)	24	(8)	52
-Deferred tax movement on employee benefit obligations	2	(7)	2	(15)
Total other comprehensive income that will not be reclassified to income statement	(5)	17	(6)	37
Total other comprehensive (expense)/income for the period	(27)	(16)	(41)	86
Total comprehensive (expense)/income for the period	(37)	84	(52)	243
Attributable to:
Equity holders	$ (37)	$ 84	$ (52)	$ 243